Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000181158 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV(1)	12.38%	9.23%	9.91%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 258,834,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,010,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181157 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	STVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV(1)	12.08%	8.94%	9.62%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 258,834,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,010,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
C000181156 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$182	1.72%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAV(1) and with CDSC(2)	11.25%	8.13%	8.81%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 258,834,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,010,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000181155 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV(1)	11.77%	8.66%	9.34%
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP(2),(3)	5.62%	7.44%	8.72%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 258,834,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,010,000
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181160 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class A
Trading Symbol	SFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to the transportation sector and local general obligation (GO) bonds, along with underweights in the hospital and education sectors, contributed to performance relative to the Bloomberg Municipal Bond Index (the "Index") for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing detracted from performance. Issue selection in transportation and state GO contributed to performance, while selection in lower coupon, longer maturities detracted. The biggest contributors to performance for the 12-month period were holdings of New Jersey Transit Trust, Pennsylvania Turnpike, and Texas Water. The biggest detractors from performance during the period were New York Transitional Finance, Illinois GO, and Washington GO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Industrial revenue bonds outperformed	Negative	With strong inflows investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV(1)	3.50%	0.19%	2.14%
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP(2),(3)	0.65%	(0.37)%	1.86%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 14,276,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$14,276
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, the Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.

C000181161 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class I
Trading Symbol	SCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to the transportation sector and local general obligation (GO) bonds, along with underweights in the hospital and education sectors, contributed to performance relative to the Bloomberg Municipal Bond Index (the "Index") for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing detracted from performance. Issue selection in transportation and state GO contributed to performance, while selection in lower coupon, longer maturities detracted. The biggest contributors to performance for the 12-month period were holdings of New Jersey Transit Trust, Pennsylvania Turnpike, and Texas Water. The biggest detractors from performance during the period were New York Transitional Finance, Illinois GO, and Washington GO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Industrial revenue bonds outperformed	Negative	With strong inflows investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV(1)	3.65%	0.34%	2.30%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 14,276,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$14,276
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, the Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.

C000181170 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class R6
Trading Symbol	HYIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV(1)	7.31%	3.92%	5.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.53%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	5.31%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 417,379,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 1,324,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class I
Trading Symbol	SAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class I/SAMHX) at NAV(1)	7.33%	3.81%	5.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	6.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 417,379,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 1,324,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181168 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class A
Trading Symbol	HYPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
(2)
“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class A/HYPSX) at NAV(1)	7.15%	3.62%	5.75%
Virtus Seix High Yield Fund (Class A/HYPSX) at POP(2),(3)	3.13%	2.83%	5.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	6.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 417,379,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 1,324,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	SISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year areas were the best-performing parts of the yield curve. The Fund was underweight to both maturities versus the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the "Index"), as well as overweight to the 20-year area, which detracted from performance relative to the Index for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing also detracted from performance. Issue selection in the education and power sectors contributed to performance, while selection in transportation and local general obligation (GO) bonds detracted from performance. The biggest contributors to performance for the 12-month period were holdings of Dallas Waterworks, Philadelphia GO, Ohio GO, and New Jersey Transportation Trust. The biggest detractors from performance during the period were Illinois GO, Dallas Independent School District, New Jersey Econ Development, and Colorado Bridge and Tunnel. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The 10-year and 7-year areas were the best-performing parts of the yield curve for the period. The Fund was underweight to both maturities versus the Index, which negatively impacted performance.
Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV(1)	3.70%	0.56%	1.89%
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP(2),(3)	0.85%	0.00%	1.61%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	5.18%	1.16%	2.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 10, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 123,091,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 149,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$123,091
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$149
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
As approved by the Board of Trustees of Virtus Opportunities Trust ("VOT") and Virtus Asset Trust ("VAT"), pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund, a series of VOT, and Virtus Seix High Grade Municipal Bond Fund, a series of VAT, (the “Acquired Funds”) will reorganize with and into the Fund (the “Acquiring Fund”), on or about April 10, 2026. The Acquired Funds and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.

Material Fund Change Name [Text Block]	Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
Material Fund Change Adviser [Text Block]	Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
C000181174 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	STTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year areas were the best-performing parts of the yield curve. The Fund was underweight to both maturities versus the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the "Index"), as well as overweight to the 20-year area, which detracted from performance relative to the Index for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing also detracted from performance. Issue selection in the education and power sectors contributed to performance, while selection in transportation and local general obligation (GO) bonds detracted from performance. The biggest contributors to performance for the 12-month period were holdings of Dallas Waterworks, Philadelphia GO, Ohio GO, and New Jersey Transportation Trust. The biggest detractors from performance during the period were Illinois GO, Dallas Independent School District, New Jersey Econ Development, and Colorado Bridge and Tunnel. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The 10-year and 7-year areas were the best-performing parts of the yield curve for the period. The Fund was underweight to both maturities versus the Index, which negatively impacted performance.
Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV(1)	3.88%	0.70%	2.05%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	5.18%	1.16%	2.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Apr. 10, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 123,091,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 149,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$123,091
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$149
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
As approved by the Board of Trustees of Virtus Opportunities Trust ("VOT") and Virtus Asset Trust ("VAT"), pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund, a series of VOT, and Virtus Seix High Grade Municipal Bond Fund, a series of VAT, (the “Acquired Funds”) will reorganize with and into the Fund (the “Acquiring Fund”), on or about April 10, 2026. The Acquired Funds and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.

Material Fund Change Name [Text Block]	Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
Material Fund Change Adviser [Text Block]	Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
C000181189 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class R6
Trading Symbol	SAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV(1)	7.02%	(0.54)%	2.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 92,198,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 44,000
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181188 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class I
Trading Symbol	SAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV(1)	6.86%	(0.70)%	1.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 92,198,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 44,000
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181187 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class A
Trading Symbol	CBPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV(1)	6.63%	(0.93)%	1.70%
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP(2),(3)	2.63%	(1.68)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 92,198,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 44,000
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000203236 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class A
Trading Symbol	SSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (July 24, 2018). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV(1)	5.13%	2.80%	2.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.10%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jul. 24, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 410,048,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 278,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181192 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class I
Trading Symbol	SIGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV(1)	5.39%	3.04%	2.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 410,048,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 278,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class R6
Trading Symbol	SIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV(1)	5.54%	3.21%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.53%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 410,048,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 278,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181199 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	SMVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV(1)	17.92%	10.03%	10.26%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,051,901,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,384,000
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181198 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV(1)	17.66%	9.77%	9.99%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,051,901,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,384,000
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.99% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.99% went into effect for Class I shares.
C000181197 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$191	1.76%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAV(1) and with CDSC(2)	16.76%	8.93%	9.17%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,051,901,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,384,000
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000181196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV(1)	17.24%	9.47%	9.66%
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP(2),(3)	10.79%	8.24%	9.05%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,051,901,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 9,384,000
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%

Holdings [Text Block]
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181209 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class A
Trading Symbol	STCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV(1)	18.86%	15.40%	16.29%
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP(2),(3)	12.32%	14.10%	15.63%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 260,030,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
C000181211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class I
Trading Symbol	STCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV(1)	19.05%	15.68%	16.59%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 260,030,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.67% went into effect for Class I shares.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.67% went into effect for Class I shares.

C000181212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class R6
Trading Symbol	STCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV(1)	19.11%	15.78%	16.69%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 260,030,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.62% went into effect for Class R6 shares.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.62% went into effect for Class R6 shares.

C000181221 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class R6
Trading Symbol	SCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV(1)	9.74%	1.34%	7.52%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 282,815,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,438,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181220 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class I
Trading Symbol	STITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class I/STITX) at NAV(1)	9.66%	1.23%	7.42%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 282,815,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,438,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000248388 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class C
Trading Symbol	VSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$215	2.06%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 8, 2024). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	Since Inception
Virtus SGA International Growth Fund (Class C/VSGEX) at NAV(1) and with CDSC(2)	8.61%	(0.61)%
MSCI All Country World ex USA Index (net)	32.39%	17.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Mar. 08, 2024
Net Assets	$ 282,815,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,438,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000181219 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class A
Trading Symbol	SCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$137	1.31%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class A/SCIIX) at NAV(1)	9.39%	0.99%	7.16%
Virtus SGA International Growth Fund (Class A/SCIIX) at POP(2),(3)	3.38%	(0.15)%	6.56%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 282,815,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,438,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181224 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class A
Trading Symbol	SAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)
“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV(1)	9.94%	(0.29)%	15.65%
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP(2),(3)	3.90%	(1.42)%	15.00%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 453,362,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,543,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181225 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class I
Trading Symbol	SCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV(1)	10.22%	(0.05)%	15.93%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 453,362,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,543,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000224214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class R6
Trading Symbol	VZGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV(1)	10.33%	0.06%	2.77%
FT Wilshire 5000 Index	17.13%	13.40%	15.17%
Russell 3000® Growth Index	18.15%	14.59%	15.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 20, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 453,362,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,543,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)

Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000211610 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	VVERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 26, 2019). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV(1)	1.76%	8.05%	6.56%
FT Wilshire 5000 Index	17.13%	13.40%	15.18%
Russell 2000® Value Index	12.59%	8.88%	8.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,527,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 495,000
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181228 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV(1)	1.61%	7.76%	7.96%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,527,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 495,000
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000181227 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	STCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$182	1.81%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAV(1) and with CDSC(2)	0.61%	7.00%	7.21%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,527,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 495,000
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]

Asset Allocation(1)

Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000181226 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$147	1.46%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV(1)	1.05%	7.39%	7.62%
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP(2),(3)	(4.51)%	6.18%	7.01%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 91,527,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 495,000
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.41% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.41% went into effect for Class A shares.
C000181238 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class A
Trading Symbol	STGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class A/STGIX) at NAV(1)	6.37%	(0.88)%	1.70%
Virtus Seix Core Bond Fund (Class A/STGIX) at POP(2),(3)	2.38%	(1.63)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 120,419,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 79,000
Investment Company Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181239 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class I
Trading Symbol	STIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class I/STIGX) at NAV(1)	6.51%	(0.76)%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 120,419,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 79,000
Investment Company Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181240 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class R6
Trading Symbol	STGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV(1)	6.78%	(0.60)%	1.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 120,419,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 79,000
Investment Company Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%

Holdings [Text Block]
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181250 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class R6
Trading Symbol	SFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV(1)	5.80%	6.22%	5.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,193,893,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 4,187,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181249 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	SAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV(1)	5.83%	6.11%	5.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,193,893,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 4,187,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000181248 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	SFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAV(1) and with CDSC(2)	4.89%	5.17%	4.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,193,893,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 4,187,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000181247 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	SFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV(1)	5.49%	5.78%	4.90%
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP(2),(3)	2.59%	5.19%	4.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,193,893,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 4,187,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.